Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0002024258
Registrant Name	PHAOS TECHNOLOGY HOLDINGS (CAYMAN) Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES